Subsequent Events (Details) - Subsequent Event [Member]	Jun. 30, 2023 USD ($)	Jun. 30, 2023 JPY (¥)
Subsequent Events (Details) [Line Items]
Cash	$ 37,595	¥ 5,000,000
Seihinkokusai Co., Ltd. [Member]
Subsequent Events (Details) [Line Items]
Equity interest percentage	100.00%	100.00%
Tokyo Lifestyle Limited [Member]
Subsequent Events (Details) [Line Items]
Equity interest percentage	40.00%	40.00%
Palpito [Member]
Subsequent Events (Details) [Line Items]
Cash	$ 300,760	¥ 40,000,000